Commitments and Contingencies (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
License agreement
The Company has a tangible property and patent license agreement with Whitehead Institute for Biomedical Research (“Whitehead”) entered into in 2016 and subsequently amended in 2016 and 2018, under which the Company obtained a certain exclusive and non-exclusive, royalty-bearing, sublicensable, worldwide license to make, sell and distribute products under certain patents owned by Whitehead for certain know-how related to specific neurodegenerative diseases. In consideration for the rights granted by the agreement, the Company paid a one-time license fee of less than $0.1 million and issued 300,000 common units valued at $0.8 million. The Company is required to pay annual maintenance fees of up to $0.1 million through the termination of the agreement. The Company is also required to pay up to an aggregate of approximately $1.9 million upon the achievement of certain developmental and regulatory milestones for the first two licensed products under its first indication. The Company is also required to pay additional milestone amounts for subsequent licensed products under its first or subsequent indications, but at a lower rate. The Company did not meet any milestones for the six months ended June 30, 2022 and the year ended December 31, 2021. The Company must also pay a royalty in the low single digits on future sales by the Company and a mid-single to low double digit percentage of certain income received from sublicensees and certain partners. The license agreement remains in effect until the expiration of the last-to-expire patent licensed under the agreement. Whitehead may terminate the agreement upon the Company’s uncured material breach of the agreement, including failure to make required payments under the agreement or to achieve certain milestones, or if the Company becomes insolvent or bankrupt. The Company may terminate the license agreement at any time upon providing certain written notice to Whitehead.
Contingent Value Rights Agreement
In connection with the Proteostasis Merger, the Company entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Shareholder Representative Services LLC as representative of the PTI stockholders. The CVR Agreement entitled each holder of Company Common Stock as of immediately prior to the effective time of the Proteostasis Merger to receive certain net proceeds, if any, derived from the grant, sale or transfer of rights of the CF Assets ( the “CF Assets”) to any one of three specified counterparties completed during the nine-month period after the effective time of the Proteostasis Merger (with any potential payment obligations continuing until the 10-year anniversary of the closing of the Proteostasis Merger Agreement). The CVR agreement became effective at the closing of the Proteostasis Merger. Due to the fact that no CF Asset sale was completed by the nine-month anniversary of the effective time of the Proteostasis Merger, the CVRs expired. No liability has been recorded at June 30, 2022 or previous periods associated with the CVRs.
Indemnification agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.

16. Commitments and Contingencies
License agreement
The Company has a tangible property and patent license agreement with Whitehead Institute for Biomedical Research (“Whitehead”) entered into in 2016 and subsequently amended in 2016 and 2018, under which the Company obtained a certain exclusive and non-exclusive, royalty-bearing, sublicensable, worldwide license to make, sell and distribute products under certain patents owned by Whitehead for certain know-how related to specific neurodegenerative diseases. In consideration for the rights granted by the agreement, the Company paid a one-time license fee of less than $0.1 million and issued 300,000 common units valued at $0.8 million. The Company is required to pay annual maintenance fees of up to $0.1 million through the termination of the agreement. The Company is also required to pay up to an aggregate of approximately $1.9 million upon the achievement of certain developmental and regulatory milestones for the first two licensed products under its first indication. The Company is also required to pay additional milestone amounts for subsequent licensed products under its first or subsequent indications, but at a lower rate. The Company did not meet any milestones for the years ended December 31, 2021 or 2020. The Company must also pay a royalty in the low single digits on future sales by the Company and a mid-single to low double digit percentage of certain income received from sublicensees and certain partners. The license agreement remains in effect until the expiration of the last-to-expire patent licensed under the agreement. Whitehead may terminate the agreement upon the Company’s uncured material breach of the agreement, including failure to make required payments under the agreement or to achieve certain milestones, or if the Company becomes insolvent or bankrupt. The Company may terminate the license agreement at any time upon providing certain written notice to Whitehead.
Contingent Value Rights Agreement
In connection with the Merger, the Company entered into a Contingent Value Rights Agreement (the “CVR Agreement”) with Shareholder Representative Services LLC as representative of the PTI stockholders. The CVR Agreement entitled each holder of Company Common Stock as of immediately prior to the effective time of the Merger (the “Effective Time”) to receive certain net proceeds, if any, derived from the grant, sale or transfer of rights of the Cystic Fibrosis Assets ( the “CF Assets”) to any one of three specified counterparties completed during the 9-month period after the Effective Time (with any potential payment obligations continuing until the 10-year anniversary of the closing of the Merger Agreement). The CVR agreement became effective at Closing of the Merger. Due to the fact that no CF Asset sale was completed by the nine-month anniversary of the Effective Time, the CVRs expired. No liability has been recorded at December 31, 2021 or previous periods associated with the CVRs.
Indemnification agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, contract research organizations, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.
Legal Matters
Between October 14 and December 7, 2020, following the announcement of the proposed merger among PTI, Yumanity, Inc. and Merger Sub, a wholly owned subsidiary of PTI, nine lawsuits were filed by purported stockholders of PTI challenging the Merger. The first lawsuit, brought as a putative class action, is captioned Aniello v. Proteostasis Therapeutics, Inc., et al., No. 1:20-cv-08578 (S.D.N.Y. filed Oct. 14, 2020). The remaining eight lawsuits, brought by the plaintiffs individually, are captioned Culver v. Proteostasis Therapeutics, Inc., et al., 1:20-cv-08595 (S.D.N.Y. filed Oct. 15, 2020); Donolo v. Proteostasis Therapeutics, Inc. et al., 1:20-cv-01400 (D. Del. filed Oct. 16, 2020); Straube v. Proteostasis Therapeutics, Inc., et al., 1:20-cv-08653 (S.D.N.Y. filed Oct. 16, 2020); Beck v. Proteostasis Therapeutics, Inc., et al., 1:20-cv-08783 (S.D.N.Y. filed Oct. 21, 2020); Dreyer v. Proteostasis Therapeutics, Inc., et al., 1:20-cv-05193 (E.D.N.Y. filed Oct. 28, 2020); Kopkin v. Proteostasis Therapeutics, Inc. et al., No. 1:20-cv-12103 (D. Mass. filed Nov. 23, 2020); Merritt v. Proteostasis Therapeutics, Inc., et al., No. 1:20-cv-10275 (S.D.N.Y. filed Dec. 6, 2020); and Koh v. Proteostasis Therapeutics, Inc., et al., No. 1:20-cv-10296 (S.D.N.Y. filed Dec. 7, 2020). All of the complaints named PTI and the individual members of PTI’s board of directors as defendants. The Aniello complaint also named Yumanity, Inc. as an additional defendant, and the Donolo complaint named Yumanity, Inc. and Merger Sub as additional defendants. The complaints asserted violations of Section 14(a) of the Securities Exchange Act of 1934, as amended, or the Exchange Act, and Rule 14a-9 promulgated thereunder against PTI and its directors, and violations of Section 20(a) of the Exchange Act against PTI’s directors. The Donolo complaint asserted an additional violation of Section 20(a) of the Exchange Act against Yumanity, Inc. The Aniello complaint asserted additional claims for breach of fiduciary duty against PTI’s directors and aiding and abetting against PTI and Yumanity, Inc.. The plaintiffs contended that the registration statement on Form S-4 filed by PTI with the Securities and Exchange Commission on September 23, 2020 (the “Registration Statement”) or the proxy statement/prospectus on Form 424B3 filed by PTI with the SEC on November 12, 2020 (the “Definitive Proxy”) omitted or misrepresented certain material information regarding the Merger. The complaints sought injunctive relief, rescission, or rescissory damages, dissemination certain information requested by the plaintiffs, and an award of plaintiffs’ costs, including attorneys’ fees and expenses. While PTI and Yumanity, Inc. believed that the disclosures set forth in the Registration Statement and Definitive Proxy complied fully with all applicable law and denied the allegations in the pending actions described above, in order to moot plaintiffs’ disclosure claims, avoid nuisance and possible expense and business delays, and provide additional information to its stockholders, on December 9, 2020, PTI filed a Form 8-K voluntarily to supplement certain disclosures in the Definitive Proxy related to plaintiffs’ claims with the supplemental disclosures (the “Supplemental Disclosures”). Following the filing of the Supplemental Disclosures, all of the actions discussed above were voluntarily dismissed by the respective plaintiffs. On March 18, 2021, the parties executed a confidential fee and settlement agreement, pursuant to which all claims were released by plaintiffs and their counsel and an immaterial payment of a mootness fee was paid to plaintiffs’ counsel, a portion of which was paid by the Company’s insurer.